UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number: 028-11031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        November 10, 2011

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 09-30-11
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    60
Form 13F Information Table Value Total:     $166,951 (x$1000)

List of Other Included Managers: None

    				     	                                          < C>
Name of Issuer                         Class	  Cusip     Market  Shares  Inv  Auth Mngr Voting Auth
							   (x$1000)
3M                                     Com  	88579Y101    5355   74590  Sole             74590
AT&T                                   Com  	00206R102    3055   107119 Sole             107119
Abbott Laboratories                    Com  	002824100    222    4350   Sole             4350
Accenture                              Com  	G1151C101    3445   65400  Sole             65400
Adobe Systems                          Com  	00724F101    510    21100  Sole             21100
American Tower                         Com  	029912201    2211   41100  Sole             41100
Automatic Data Processing              Com  	053015103    4765   101050 Sole             101050
BP P.L.C.                              Com  	055622104    4074   112953 Sole             112953
Barrick Gold                           Com  	067901108    398    8541   Sole             8541
Chevron                                Com  	166764100    785    8480   Sole             8480
Chubb                                  Com  	171232101    6118   101985 Sole             101985
Cisco Systems                          Com  	17275R102    2280   147070 Sole             147070
Citrix Systems                         Com      177376100    434    7950   Sole             7950
Clorox                                 Com      189054109    4416   66578  Sole             66578
Coca Cola                              Com      191216100    983    14550  Sole             14550
Colgate Palmolive                      Com      194162103    4617   52065  Sole             52065
ConocoPhillips                         Com      20825C104    3035   47937  Sole             47937
Dominion Resourses                     Com      25746u109    215    4236   Sole             4236
Dow Chemical                           Com      260543103    4029   179400 Sole             179400
DuPont                                 Com      263534109    546    13669  Sole             13669
Eli Lilly                              Com      532457108    338    9140   Sole             9140
Emerson Electric                       Com      291011104    1819   44025  Sole             44025
Exxon Mobil                            Com      30231G102    4720   64987  Sole             64987
F5 Networks                            Com      315616102    560    7875   Sole             7875
General Electric                       Com      369604103    1927   126590 Sole             126590
General Mills                          Com      370334104    3741   97200  Sole             97200
HCP                                    Com      40414l109    210    6000   Sole             6000
Hartford Financial                     Com      416515104    683    42330  Sole             42330
Hershey Foods                          Com      427866108    5901   99610  Sole             99610
Intel                                  Com      458140100    5226   244937 Sole             244937
International Business Machines        Com      459200101    2077   11875  Sole             11875
International Flavors & Fragrances     Com      459506101    7147   127125 Sole             127125
J.P. Morgan Chase                      Com      46625H100    814    27036  Sole             27036
Johnson & Johnson                      Com      478160104    4753   74623  Sole             74623
Linear Technology                      Com      535678106    2647   95750  Sole             95750
Medco Health Solutions                 Com      58405U102    929    19803  Sole             19803
Medtronic                              Com      585055106    4133   124350 Sole             124350
Merck                                  Com      58933Y105    5945   181814 Sole             181814
Microsoft                              Com      594918104    381    15310  Sole             15310
Newmont Mining                         Com      651639106    7167   113850 Sole             113850
NextEra Energy, Inc.                   Com      65339f101    438    8100   Sole             8100
Northern Trust                         Com      665859104    3743   107010 Sole             107010
Novartis AG (ADR)                      Com      66987v109    2551   45750  Sole             45750
PepsiCo                                Com      713448108    4418   71372  Sole             71372
Pfizer                                 Com      717081103    4598   260096 Sole             260096
Pharmaceutical Product Development Inc.Com      717124101    3461   134875 Sole             134875
Procter & Gamble                       Com      742718109    7267   115025 Sole             115025
Progress Energy                        Com      743263105    1235   23882  Sole             23882
QEP Resources                          Com      74733V100    597    22050  Sole             22050
Questar                                Com      748356102    713    40250  Sole             40250
Royal DutchShell Class A ADR           Com      780259206    510    8289   Sole             8289
Schlumberger Ltd                       Com      806857108    2800   46885  Sole             46885
Sigma Aldrich                          Com      826552101    4075   65950  Sole             65950
Sysco                                  Com      871829107    3820   147500 Sole             147500
The Scotts Company                     Com      810186106    4027   90300  Sole             90300
Union Pacific                          Com      907818108    327    4000   Sole             4000
United Parcel Service                  Com      911312106    5120   81075  Sole             81075
Verizon                                Com      92343V104    876    23809  Sole             23809
Wal-Mart Stores                        Com      931142103    213    4100   Sole             4100
Walgreen                               Com      931422109   3549   107890  Sole             107890
                                                            166951




























































































































































































































































































































































